SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Additional Information (Details) - EBP 001 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Accounting Policy [Line Items]
Total Investments	$ 396,366,625
Common Stock
EBP, Accounting Policy [Line Items]
Total Investments	$ 22,833,980	$ 33,699,883
Percentage of company stock to total investments	6.00%	10.00%